CONVERTIBLE NOTES (Details Narrative) - USD ($)																												12 Months Ended
	Nov. 17, 2022	Nov. 14, 2022	Nov. 01, 2022	Oct. 31, 2022	Oct. 26, 2022	Oct. 18, 2022	Oct. 11, 2022	Sep. 26, 2022	Sep. 08, 2022	Aug. 18, 2022	Jul. 19, 2022	Jun. 30, 2022	Jun. 21, 2022	Jun. 14, 2022	Jun. 06, 2022	May 17, 2022	Apr. 29, 2022	Apr. 14, 2022	Apr. 11, 2022	Feb. 16, 2022	Jan. 31, 2022	Jan. 21, 2022	Jan. 18, 2022	Apr. 22, 2021	Apr. 06, 2021	Mar. 25, 2021	Dec. 11, 2020	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Feb. 15, 2022
Debt Instrument [Line Items]
Number of warrants issued																																7,398,639
Interest payable																												$ 246,714	$ 107,882	$ 2,790,013	$ 190,663
Proceeds from convertible debt																													2,760,000
Issuance of convertible securities																													$ 3,935,615
Common Stock [Member]
Debt Instrument [Line Items]
Number of warrants issued																																3,699,320
Debt conversion, converted instrument, amount	$ 150,000	$ 150,000	$ 250,000	$ 150,000	$ 150,000	$ 150,000	$ 100,000	$ 150,000	$ 150,000	$ 200,000	$ 200,000	$ 150,000	$ 150,000	$ 100,000	$ 200,000	$ 200,000	$ 250,000	$ 150,000		$ 250,000	$ 250,000	$ 250,000
Debt conversion, converted instrument, shares issued	5,935,350	5,974,335	9,236,212	6,510,348	5,487,951	4,782,778	2,907,240	3,605,259	3,396,898	4,325,913	4,364,987	3,401,877	3,393,979	2,902,922	3,549,793	3,628,325	4,272,417	2,358,380		3,924,443	4,569,059	3,935,417
Interest payable	$ 164	$ 1,151	$ 301	$ 28,384	$ 370	$ 658	$ 1,753	$ 2,863	$ 4,219	$ 7,644	$ 6,027	$ 3,425	$ 3,068	$ 60,822	$ 5,178	$ 5,726	$ 5,918	$ 1,644		$ 1,164	$ 42,877	$ 2,260
Unsecured Convertible Note [Member]
Debt Instrument [Line Items]
Number of warrants issued																							12,000,000			8,000,000	3,125,000		4,285,714
Warrant term																							5 years			5 years	5 years
Fair value adjustments of warrants																							$ 1,071,437			$ 3,359,716	$ 2,599,066
Debt instrument, discount																							10,000			3,670,000	1,000,000
Debt issuance costs																			$ 115,000				$ 115,000			$ 330,000	$ 86,000
Debt instrument term																			13 months				13 months			1 year
Debt conversion, converted instrument, amount																							$ 1,500,000			$ 4,000,000
Debt instrument, interest rate																			10.00%				10.00%
Debt instrument, description																			The note contained a discount to market feature, whereby, the lender could purchase stock at 85% of the lowest trading price for a period of ten (10) days preceding the conversion date. As of November 17, 2022 this debenture was satisfied.				The note contained a discount to market feature, whereby, the lender could purchase stock at 85% of the lowest trading price for a period of ten (10) days preceding the conversion date. As of October 26, 2022 this debenture was satisfied.
Debt instrument, maturity date																			May 11, 2023				Feb. 18, 2023
Proceeds from convertible debt																							$ 1,490,000
Warrant exercise price																							$ 0.12						$ 0.14
Issuance of convertible securities																			$ 1,500,000				$ 1,500,000
Class of warrant issued																							16,785,714
Debt fair value																							$ 625,003
Unsecured Convertible Note [Member] | First Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount																										$ 500,000
Debt instrument, interest rate																										10.00%
Debt instrument, description																										The note contained a discount to market feature, whereby, the lender could purchase stock at 80% of the lowest trading price for a period of ten (10) days preceding the conversion date.
Unsecured Convertible Note [Member] | Second Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount																									$ 500,000
Unsecured Convertible Note [Member] | Third Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount																								$ 3,000,000